TAXATION - Movement on the deferred income tax (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
TAXATION
Beginning of the period deferred tax	$ (28,472,383)	$ (24,994,569)
Additions for business combination		(16,704,770)
Charge for the period	6,028,094	1,007,558
Conversion difference	(3,718,889)	(261,014)
Total net deferred tax	$ (26,163,178)	$ (40,952,795)